Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes
Summary of deferred tax asset and liability

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2025	Dec 31, 2024
Deferred tax assets:
Non-capital losses	97,293	516,947
Derivative contracts	—	20,685
Other	56	(30)
Stock based compensation	—	7,018
Asset retirement obligations	24,441	90,941
Capital assets	(102,788)	(448,180)
Unrealized foreign exchange	—	10,333
Deferred tax assets	19,002	197,714
Deferred tax liabilities:
Derivative contracts	9,723	—
Asset retirement obligations	157,823	112,790
Capital assets	408,759	252,425
Stock based compensation	(6,848)	—
Other	7,785	230
Non-capital losses	(260,271)	(649)
Deferred tax liabilities	316,971	364,796

Summary of reconciliation of accounting profit multiplied by applicable tax rates

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Loss before income taxes	(668,093)	(6,586)
Canadian corporate tax rate	23.91%	24.41%
Expected tax recovery	(159,741)	(1,608)
(Decrease) increase in taxes resulting from:
Petroleum resource rent tax (PRRT) rate differential (1)	(43,157)	5,468
Foreign tax rate differentials (2) (3)	(20,567)	19,657
Equity based compensation expense	(640)	(3,542)
Amended returns and changes to estimated tax pools and tax positions	(5,488)	4,597
Statutory rate changes and the estimated reversal rates on temporary differences (3)	(1,974)	—
Derecognition of deferred tax assets	172,252	29,433
Windfall tax recovery (3)	—	(9,074)
Other non-deductible items	44,823	(4,778)
Provision for income tax (recovery) expense	(14,492)	40,153
(1)	In Australia, current taxes include both corporate income tax rates and PRRT. For both 2025 and 2024, corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(2)	The applicable tax rates for 2025 were: 25.8% in France, 50.0% in the Netherlands, 31.2% in Germany, 25.0% in Ireland, 18.0% in Croatia and 21.0% in the United States (2024: 25.8% in France, 50.0% in the Netherlands, 31.1% in Germany, 25.0% in Ireland, 18.0% in Croatia and 21.0% in the United States).
(3)	On October 6, 2022 the Council of the European Union adopted a regulation that implemented a temporary windfall tax on the profits of oil and gas producers resident in the European Union. This windfall tax was referred to as a temporary solidarity contribution and was calculated on the amount by which the taxable profits for the elected years exceeded the greater of zero and 120% of the average taxable profits for the 2018 to 2021 period. The regulation required Member States to implement the temporary solidarity contribution at a minimum rate of 33% while providing Member States with the option to apply the temporary solidarity contribution to fiscal years beginning on or after January 1, 2022, January 1, 2023, or both. The temporary solidarity contribution does not apply to 2024 or later years and is considered a tax pursuant to IAS 12 “Income Taxes”.